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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22051

ING International High Dividend Equity Income Fund

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258

(Address of principal executive offices) (Zip code)

Huey P. Falgout, Jr., 7337 E. Doubletree Ranch Rd. Scottsdale, AZ 85258

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: February 28

Date of reporting period: August 31, 2011

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

August 31, 2011

ING	International High Dividend Equity Income Fund

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.

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PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.ingfunds.com and (3) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.ingfunds.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for the Fund. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Dear Shareholder,

ING International High Dividend Equity Income Fund (the “Fund”) is a diversified, closed-end management investment company whose shares are traded on the New York Stock Exchange under the symbol “IID.” The primary objective of the Fund is to seek current income and realized gains, with a secondary objective of long-term capital appreciation.

The Fund seeks to achieve its investment objective by investing at least 80% of its managed assets in dividend-producing equity securities of foreign companies and/or derivatives linked to such securities or indices that include such securities. The Fund also seeks to enhance total returns over a market cycle by selling call options on selected international, regional or country indices, and/or equity securities and/or exchange traded funds.

For the six months ended August 31, 2011, the Fund made monthly distributions totaling $0.55 per share all characterized as net investment income.

Based on net asset value (“NAV”), the Fund provided a total return of (8.18)% for the six months ended August 31, 2011.(1) This NAV return reflects a decrease in the Fund’s NAV from $11.16 on February 28, 2011 to $9.74 on August 31, 2011. Based on its share price as of

August 31, 2011, the Fund provided a total return of (10.73)% for the six months ended August 31, 2011.(2) This share price return reflects a decrease in the Fund’s share price from $12.17 on February 28, 2011 to $10.33 on August 31, 2011.

The global equity markets have witnessed a challenging and turbulent period. Please read the Market Perspective and Portfolio Managers’ Report for more information on the market and the Fund’s performance.

At ING Funds our mission is to help you grow, protect and enjoy your wealth. We seek to assist you and your financial advisor by offering a range of global investment solutions. We invite you to visit our website at www.ingfunds.com. Here you will find information on our products and services, including current market data and fund statistics on our open- and closed-end funds. You will see that we offer a broad variety of equity, fixed income and multi-asset funds that aim to fulfill a variety of investor needs.

We thank you for trusting ING Funds with your investment assets, and we look forward to serving you in the months and years ahead.

Sincerely,

Shaun P. Mathews

President & Chief Executive Officer

ING Funds

October 7, 2011

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and ING Funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for an ING Fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any ING Fund. Reference to specific company securities should not be construed as recommendations or investment advice. International investing does pose special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

For more complete information, or to obtain a prospectus for any ING Fund, please call your Investment Professional or the Fund’s Shareholder Service Department at (800) 992-0180 or log on to www.ingfunds.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund. Check with your Investment Professional to determine which funds are available for sale within their firm. Not all funds are available for sale at all firms.

(1)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

(2)

Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions, and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan.

MARKET PERSPECTIVE:  SIX MONTHS ENDED AUGUST 31, 2011

As our new fiscal year started, commentators were wondering what it would take to spoil investors’ collective appetite for risky assets. Global equities in the form of the MSCI World IndexSM measured in local currencies including net reinvested dividends were already up nearly 5% in 2011, despite a continuing European sovereign debt crisis and the violent uncertainties of the “Arab Spring” in North Africa and the Middle East. As if this were not enough, a massive earthquake and tsunami hit Japan on March 11, causing severe local damage and disruption to global supplies of electrical and digital components. Yet global equities returned nearly 1% between March 10 and March 31. Many of the developed world’s economies including the US, seemed to be returning to health, boosted by heavy, ongoing doses of stimulative and monetary medicine.

But as the year wore on, the patient took a turn for the worse and by the end of August global equities were down 11.03% for the six month period. (The MSCI World IndexSM returned (9.21)% for the six-month period, measured in U.S. dollars.)

It did not happen right away. In the U.S., the latest unemployment rate was reported in April at 8.8%, the lowest in 24 months. New private sector jobs well above 200,000 were added in each of January, February and March. But the average for the next three months slumped to 111,000, just 72,000 including the shrinking government sector. The unemployment rate rebounded to 9.1% and by the end of August the number of new weekly unemployment claims was still stuck above 400,000.

In the housing market, sales of new and existing homes seemed to be stabilizing at low levels. But by May both were in decline again and that month the “double dip” in home prices was confirmed when the S&P/Case-Shiller 20-City Composite Home Price Index was reported as having fallen below the near term trough recorded in April 2009.

Gross Domestic Product (“GDP”) growth had been reported at 3.1% (quarter-over-quarter, annualized) for the fourth quarter of 2010. On July 29 this was revised down to 2.3%, among other revisions that showed the recession had been deeper and started earlier than previously thought. Worse, growth in the first quarter of 2011 was a barely perceptible 0.4%. When the next quarter’s figure was reported at just 1.0%, the common assessment was that the economy was operating at “stall-speed”.

There was to be no cheer on the political front as parties deadlocked on the issue of raising the debt ceiling. A stopgap agreement avoided the risk of the United States defaulting on its debt, but it did not stop Standard & Poors from downgrading the country’s credit rating.

A slowdown of sorts was also taking place in China. Its economy was still growing fast, at 9.5% in the latest quarter, but activity was clearly slowing at the margin, which would significantly impact global growth. It was a self-inflicted slowdown, as the authorities used monetary tightening to battle inflation of 6.5% and a housing price bubble. By August, the closely watched Chinese purchasing managers’ index was registering near-stagnation.

Arguably the largest single depressant to investors’ risk appetite was renewed anxiety about Eurozone sovereign debt, when rumors started to swirl that Greece would seek a restructuring of its debt, much of it held by European banks, threatening a Lehman-like event that might paralyze the banking system and trip the region back into recession. In late July, a second bail-out package was agreed to for Greece. But amid doubts about the political will necessary to carry it through, attention turned to the Italian bond market, the world’s third largest, and Spain’s. Bond yields soared to euro-era high levels, retreating only when the European Central Bank started buying the bonds, a role it was never meant to play.

In U.S. fixed income markets, the Barclays Capital U.S. Aggregate Bond Index of investment grade bonds rose 5.49% in the first half of the fiscal year. The sub-index representing government bonds returned 6.53% and short to medium Treasuries traded at record low yields. Conversely, the Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index lost 1.57% in these more risk-averse times.

U.S. equities, represented by the S&P 500® Index including dividends, lost 7.23% in the six months through August, with negative returns in the last four, including the worst August since 2001. The operating earnings of S&P 500® companies in the second quarter of 2011 eclipsed their all-time record of exactly four years before and while that might have supported prices in the past, it was increasingly seen as unlikely to stand in near-recessionary conditions.

In currencies, the dollar benefited periodically from safe haven status, as the latest trauma of the Eurozone debt crisis played out. But in the end, many commentators argued that there was no haven that was truly safe and over the six months the dollar ultimately fell 4.98% against the euro, 1.46% against the pound and 5.95% to the yen, which briefly touched a post-war high.

In international markets, the MSCI Japan® Index plunged 19.23% in the first half of the fiscal year, weighed down by the disruptive aftermath of natural disaster, as the economy re-entered recession. The MSCI Europe ex UK® Index returned a similar (18.34)%, measures of business activity and confidence steadily deteriorating as the period progressed. The European Central Bank still saw fit, however, to raise interest rates twice. In the UK, GDP was barely higher than its mid 2010 level, with severe spending cuts on the way. Yet the MSCI UK® Index only fell 8.04%, with contributions from the defensive consumer staples and health care sectors moderating losses in the financials, energy and materials sectors.

Parentheses denote a negative number.

Past performance does not guarantee future results. The performance quoted represents past performance. Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.ingfunds.com to obtain performance data current to the most recent month end.

Market Perspective reflects the views of ING’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

BENCHMARK DESCRIPTIONS

Index	Description
MSCI World IndexSM	An unmanaged index that measures the performance of over 1,400 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P/Case-Shiller 20-City Composite Home Price Index	A composite index of the home price index for the top 20 Metropolitan Statistical Areas in the United States. The index is published monthly by Standard & Poor’s.
Barclays Capital U.S. Aggregate Bond Index	An unmanaged index of publicly issued investment grade U.S. Government, mortgage-backed, asset-backed and corporate debt securities.
Barclays Capital High Yield Bond — 2% Issuer Constrained Composite Index	An unmanaged index that includes all fixed income securities having a maximum quality rating of Ba1, a minimum amount outstanding of $150 million, and at least one year to maturity.
S&P 500® Index	An unmanaged index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI Europe® Index	A free float-adjusted market capitalization weighted index designed to measure the equity market performance of the developed markets in Europe.
MSCI All Country Asia Pacific ex-Japan® Index	A free float-adjusted market capitalization weighted index designed to measure the equity market performance of Asia, excluding Japan.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	PORTFOLIO MANAGERS’ REPORT

Country Allocation

as of August 31, 2011

(as a percentage of net assets)

United Kingdom	13.7%
Australia	11.7%
United States	8.1%
France	8.0%
China	7.9%
South Korea	6.5%
Switzerland	5.8%
Taiwan	4.9%
Germany	4.5%
Hong Kong	3.6%
Countries between 0.2%-3.5%^	24.3%
Assets in Excess of Other Liabilities	1.0%

Net Assets	100.0%

^	Includes 23 countries, which each represents 0.2%-3.5% of net assets.

Portfolio holdings are subject to change daily.

ING International High Dividend Equity Income Fund’s (the “Fund”) primary investment objective seeks to provide current income and realized gains, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by:

•

investing at least 80% of its managed assets in a portfolio of international dividend producing securities or derivatives linked to such securities or indices that include such securities, which the sub-adviser believes will pay above-average, sustainable, dividends; and

•	selling call options on selected international, regional or country indices, and/or on equity securities and/or exchange traded funds (“ETFs”).

The Fund is managed by Martin Jansen, David Powers and Frank van Etten, Portfolio Managers of ING Investment Management Co.; Nicolas Simar, Manu Vandenbulck, Bas Peeters, Willem van Dommelen and Edwin Cuppen, Portfolio Managers of ING Investment Management Advisors B.V. (Europe); and Pranay Gupta and Bing Li, Portfolio Managers of ING Investment Management Asia/Pacific (Hong Kong) Limited.

Equity Portfolio Construction: Under normal market conditions, the Fund seeks to achieve its investment objectives by investing in dividend-producing equity securities of foreign companies (“foreign securities”) and/or derivatives linked to such securities or indices that include such securities. The Fund normally invests across a broad range of countries, industries and market sectors, including in issuers located in countries that are considered emerging markets.

The sub-adviser seeks to construct a portfolio with a dividend yield that exceeds the weighted average dividend yield of the MSCI AC (All Countries) ex USA IndexSM and allocates the Fund’s assets among the Europe region, the Asia Pacific region and the Rest-of-the-World region in proportions (“sleeves”) that depend on the sub-adviser’s assessment of market conditions across the investing spectrum. The target allocation is expected to be approximately 50% invested in the European sleeve in approximately 50-100 European equity securities, 40% invested in the Asia Pacific sleeve in approximately 90 to 200 Asia Pacific equity securities and 10% invested in the Rest-of-the-World sleeve in no more than 50 equity securities. The Fund invests in approximately 150 to 400 equity securities and will select securities through a bottom-up process that is based upon quantitative screening and fundamental industry, sector and company analysis.

The Fund’s Option Strategy: To generate premiums, the Fund writes (sells) call options on selected international, regional or country indices, and/or on equity securities, and/or ETFs with the underlying value of such calls having 20% to 50% of the value of its holdings of equity securities. The Fund seeks to generate gains from the call writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities and/or ETFs. Call options will be written (sold) usually at-the money or near-the-money and can be written both in exchange-listed option markets and over-the-counter markets with major international banks, broker-dealers and financial institutions. The Fund seeks to maintain written call options positions on selected international, regional or country indices, and/or on equity securities and/or ETFs whose price movements, taken in the aggregate, are correlated with the price movements of the Fund’s portfolio.

Top Ten Holdings

as of August 31, 2011

(as a percentage of net assets)

BHP Billiton Ltd.	1.7%
HSBC Holdings PLC	1.5%
Novartis AG	1.3%
Roche Holding AG - Genusschein	1.3%
Samsung Electronics Co., Ltd.	1.2%
Sanofi-Aventis	1.2%
AstraZeneca PLC	1.2%
E.ON AG	1.1%
GlaxoSmithKline PLC	1.1%
Kimberly-Clark Corp.	1.1%

Portfolio holdings are subject to change daily.

PORTFOLIO MANAGERS’ REPORT	ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND

Performance: Based on net asset value (“NAV”) as of August 31, 2011, the Fund provided a total return of (8.18)% for the six-month period. This NAV return reflects a decrease in the Fund’s NAV from $11.16 on February 28, 2011 to $9.74 on August 31, 2011. Based on its share price as of August 31, 2011, the Fund provided a total return of (10.73)% for the six-month period. This share price return reflects a decrease in the Fund’s share price from $12.17 on February 28, 2011 to $10.33 on August 31, 2011. During the period, the Fund made monthly distributions totaling $0.55 per share, all characterized as net investment income. To reflect the strategic emphasis of the Fund, the equity portfolio uses a blend of 55% MSCI Europe® Index and 45% MSCI Asia Pacific ex-Japan® Index as a reference index. The blend of 55% in the MSCI Europe® Index and 45% in the MSCI Asia Pacific ex-Japan® Index returned (8.06)% for the reporting period. As of August 31, 2011, the Fund had 8,327,557 shares outstanding.

Market Review: To reflect the strategic emphasis of the Fund, the equity portfolio uses a blend of 55% in the MSCI Europe Index and 45% in MSCI Asia Pacific ex-Japan Index as a reference index. For the review period, this reference index returned (8.06)%, reflecting the sharp market correction in the first half of August before a partial recovery though the August month-end. The Europe component of the reference index posted a return of (11.69)% due to the severity of the sovereign debt crisis in the euro zone. The Asia Pacific component, which returned (3.58)% in this period, proved to be more resilient. Market volatility experienced a short spike in March, after which it abated but rose sharply in the August market correction.

Equity Portfolio: The Fund’s underlying equity portfolio underperformed its reference index in adverse market conditions. At the fund level, stock selection in the industrials, consumer discretionary, utilities and materials sectors detracted the most, while the financials and healthcare sectors added the most to relative results. In the Asia-Pacific ex-Japan sleeve, the positioning in the consumer sectors and materials constituted the largest headwind. Security selection also detracted from results in financials and materials. The European sleeve lagged its regional index, primarily on account of adverse stock selection in the consumer, utilities, industrial, materials and information technology sectors. Stock selection in financials, healthcare and telecommunications added value. The Fund can invest up to 20% of its assets in regions outside Asia Pacific and Europe (North America, Eastern Europe, Latin America and Africa). The average allocation of about 10% during the reporting period contributed to results, due largely to the sleeve’s positioning in a Brazilian utility, a Canadian bank and a position in the energy sector.

Options Portfolio: During the reporting period call options were written against Asia-Pacific indices (ASX, KOSPI, TWSE and Hang Seng) and European indices (FTSE 100 and DJ EuroStoxx 50). The option portfolio consists of a basket of short-dated index options designed to have a low tracking error to the reference index of the equity portfolio. The actual composition of the option basket may be adjusted to capitalize on the relative attractiveness of volatility premiums and market trading opportunities. The options generally had a maturity in the range of four to five weeks, while the coverage ratios for both the European and Asia-Pacific sleeves were approximately 40%. The options were generally sold at-the-money. The volatility spikes, especially in August, along with a consolidating to down market were generally favorable for the options strategy, with the result that the options overlay added value for the period as a whole.

Outlook and Current Strategy: High-dividend strategies are designed to dampen volatility versus the broader market across an investment cycle. The need for all developed economies to contain and reduce budget deficits and to stabilize the banking sector in Europe is a material global growth headwind. Growth remains relatively robust in the emerging economies. We believe markets are likely to experience elevated volatility levels in the coming months. In our opinion, this backdrop should favor dividend yielding stocks, which tend to be more robust in times of uncertainty, as well as the generation of attractive levels of premiums through the option overlay. The relatively low coverage ratio does allow upside potential for the Fund when markets recover.

Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. The outlook for this Fund is based only on the outlook of its portfolio managers through the end of this period, and may differ from that presented for other ING Funds. Performance data represents past performance and is no guarantee of future results. Past performance is not indicative of future results. The indices do not reflect fees, brokerage commissions, taxes or other expenses of investing. Investors cannot invest directly in an index.

STATEMENT OF ASSETS AND LIABILITIES AS OF AUGUST 31, 2011 (UNAUDITED)

ASSETS:
Investments in securities at value*	$80,325,703
Cash	1,350,206
Foreign currencies at value*****	429,054
Receivables:
Investments securities sold	288,089
Dividends	463,686
Prepaid expenses	252

Total assets	82,856,990

LIABILITIES:
Payable for investment securities purchased	503,122
Payable to affiliates	61,477
Payable for trustee fees	1,453
Other accrued expenses and liabilities	76,366
Written options, at fair value^	1,064,475

Total liabilities	1,706,893

NET ASSETS	$81,150,097

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$118,683,582
Undistributed net investment income	659,978
Accumulated net realized loss	(32,252,135)
Net unrealized depreciation	(5,941,328)

NET ASSETS	$81,150,097

* Cost of investments in securities	$86,254,336
*****Cost of foreign currencies	$427,767
^ Premiums received on written options	$1,035,201

Net Assets	$81,150,097
Sharesoutstanding*	8,327,557
Net asset value	$9.74

* Unlimited shares authorized; $0.01 par value.

See Accompanying Notes to Financial Statements

STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED AUGUST 31, 2011 (UNAUDITED)

INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,547,061

Total investment income	2,547,061

EXPENSES:
Investment management fees	453,538
Transfer agent fees	12,210
Administrative service fees	45,353
Shareholder reporting expense	24,425
Professional fees	21,016
Custody and accounting expense	52,815
Trustee fees	1,472
Miscellaneous expense	16,863

Total expenses	627,692
Net waived and reimbursed fees	(60,115)

Net expenses	567,577

Net investment income	1,979,484

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments	1,958,409
Foreign currency related transactions	(62,441)
Written options	1,579,425

Net realized gain	3,475,393

Net change in unrealized appreciation or depreciation on:
Investments	(12,388,479)
Foreign currency related transactions	14,197
Written options	(273,260)

Net change in unrealized appreciation or depreciation	(12,647,542)

Net realized and unrealized loss	(9,172,149)

Decrease in net assets resulting from operations	$(7,192,665)

* Foreign taxes withheld	$249,537

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2011	Year Ended February 28, 2011
FROM OPERATIONS:
Net investment income	$1,979,484	$2,120,051
Net realized gain	3,475,393	10,276,079
Net change in unrealized appreciation or depreciation	(12,647,542)	2,769,935

Increase (decrease) in net assets resulting from operations	(7,192,665)	15,166,065

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income	(4,585,459)	(9,857,578)

Total distributions	(4,585,459)	(9,857,578)

FROM CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions	376,084	1,026,997

Net increase (decrease) in net assets	(11,402,040)	6,335,484

NET ASSETS:
Beginning of period	92,552,137	86,216,653

End of period	81,150,097	92,552,137

Undistributed (distributions in excess of) net investment income at end of period	$659,978	$(603,763)

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout the year or period.

	Per Share Operating Performance														Ratios and Supplemental Data
			Income (loss) from investment operations				Less distributions									Ratios to average net assets

	Net asset value, beginning of period		Net investment income		Net realized and unrealized gain (loss) on investments	Total from investment operations	From net investment income	From net realized gains on investments	From return of capital	Total distributions	Net asset value, end of period	Market value, end of period	Total investment return at net asset value(3)	Total investment return at market value(4)	Net assets, end of period (000's)	Gross expenses prior to expense waiver(5)	Net expenses after expense waiver(5)(6)	Net investment income after expense waiver(5)(6)	Portfolio turnover rate

Year or period ended	($)		($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	($)	(%)	(%)	(%)	(%)
08-31-11	11.16		0.24		(1.11)	(0.87)	0.55	—	—	0.55	9.74	10.33	(8.18)	(10.73)	81,150	1.35	1.25	4.36	47
02-28-11	10.52		0.26		1.58	1.84	1.20	—	—	1.20	11.16	12.17	18.22	11.30	92,552	1.38	1.25	2.44	99
02-28-10	8.12		0.25		3.96	4.21	0.20	—	1.61	1.81	10.52	12.19	51.96	86.17	86,217	1.41	1.25	2.47	55
02-28-09	16.72		0.57	*	(7.22)	(6.65)	0.47	—	1.48	1.95	8.12	7.68	(41.94)	(43.74)	65,793	1.39	1.25	4.31	81
09-25-07(1) - 02-29-08	19.06	(2)	0.10		(1.79)	(1.69)	0.25	0.17	0.23	0.65	16.72	16.32	(8.68)	(15.06)	135,902	1.26	1.24	1.32	42

(1)	Commencement of operations.
(2)	Net asset value at beginning of period reflects the deduction of the sales load of $0.90 per share and offering costs of $0.04 per share paid by the shareholder from the $20.00 offering price.
(3)

Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan. Total investment return at net asset value is not annualized for periods less than one year.

(4)

Total investment return at market value measures the change in the market value of your investment assuming reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the Fund’s dividend reinvestment plan. Total investment return at market value is not annualized for periods less than one year.

(5)	Annualized for periods less than one year.
(6)

The Investment Adviser has entered into a written expense limitation agreement with the Fund under which it will limit the expenses of the Fund (excluding interest, taxes, leverage expenses and extraordinary expenses) subject to possible recoupment by the Investment Adviser within three years of being incurred.

*	Calculated using average number of shares outstanding throughout the period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED)

NOTE 1 — ORGANIZATION

ING International High Dividend Equity Income Fund (the “Fund”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Pursuant to guidance from the U.S. Securities and Exchange Commission, the Fund’s classification changed from a non-diversified fund to a diversified fund. As a result of this classification change, the Fund is limited in the proportion of its assets that may be invested in the securities of a single issuer. Further, the classification change to a diversified fund may cause the Fund to benefit less from appreciation in a single issuer than if it had greater exposure to that issuer. The Fund is organized as a Delaware statutory trust.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements, and such policies are in conformity with U.S. generally accepted accounting principles (“GAAP”) for investment companies.

A. Security Valuation. All investments in securities are recorded at their estimated fair value, as described below. Investments in equity securities traded on a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ are valued at the NASDAQ official closing prices. Securities traded on an exchange or NASDAQ for which there has been no sale and equity securities traded in the over-the-counter-market are valued at the mean between the last reported bid and ask prices. All investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at that time. Debt securities with more than 60 days to maturity are valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as yields, maturities, liquidity, ratings and traded prices in similar or identical securities. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of fair market value obtained from yield data relating to investments or securities with similar characteristics. Investments in open-end mutual funds are valued at the net asset value. Investments in securities of sufficient credit quality maturing in 60 days or less from date of acquisition are valued at amortized cost which approximates fair value.

Securities and assets for which market quotations are not readily available (which may include certain restricted securities that are subject to limitations as to their sale) are valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Fund’s Board of Trustees (“Board”), in accordance with methods that are specifically authorized by the Board. Securities traded on exchanges, including foreign exchanges, which close earlier than the time that the Fund calculates its net asset value (“NAV”) may also be valued at their fair values, as defined by the 1940 Act, and as determined in good faith by or under the supervision of the Board, in accordance with methods that are specifically authorized by the Board. The value of a foreign security traded on an exchange outside the United States is generally based on its price on the principal foreign exchange where it trades as of the time the Fund determines its NAV or if the foreign exchange closes prior to the time the Fund determines its NAV, the most recent closing price of the foreign security on its principal exchange. Trading in certain non-U.S. securities may not take place on all days on which the NYSE Euronext (“NYSE”) is open. Further, trading takes place in various foreign markets on days on which the NYSE is not open. Consequently, the calculation of the Fund’s NAV may not take place contemporaneously with the determination of the prices of securities held by the Fund in foreign securities markets. Further, the value of the Fund’s assets may be significantly affected by foreign trading on days when a shareholder cannot purchase or redeem shares of the Fund. In calculating the Fund’s NAV, foreign securities denominated in foreign currency are converted to U.S. dollar equivalents. If an event occurs after the time at which the market for foreign securities held by the Fund closes but before the time that the Fund’s NAV is calculated, such event may cause the closing price on the foreign exchange to not represent a readily available reliable market value quotation for such securities at the time the Fund determines its NAV. In such a case, the Fund will use the fair value of such securities as determined under the Fund’s valuation procedures. Events after the close of trading on a foreign market that could require the Fund to fair value some or all of its foreign securities include, among others, securities trading in the U.S. and other markets, corporate announcements, natural and other disasters, and political and other events. Among other elements of analysis in the determination of a security’s fair value, the Board has authorized the use of one or more independent research services to assist with such

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

determinations. An independent research service may use statistical analyses and quantitative models to help determine fair value as of the time the Fund calculates its NAV. There can be no assurance that such models accurately reflect the behavior of the applicable markets or the effect of the behavior of such markets on the fair value of securities, or that such markets will continue to behave in a fashion that is consistent with such models. Unlike the closing price of a security on an exchange, fair value determinations employ elements of judgment. Consequently, the fair value assigned to a security may not represent the actual value that the Fund could obtain if it were to sell the security at the time of the close of the NYSE. Pursuant to procedures adopted by the Board, the Fund is not obligated to use the fair valuations suggested by any research service, and valuation recommendations provided by such research services may be overridden if other events have occurred or if other fair valuations are determined in good faith to be more accurate. Unless an event is such that it causes the Fund to determine that the closing prices for one or more securities do not represent readily available reliable market value quotations at the time the Fund determines its NAV, events that occur between the time of the close of the foreign market on which they are traded and the close of regular trading on the NYSE will not be reflected in the Fund’s NAV.

Options that are traded over-the-counter will be valued using one of three methods: (1) dealer quotes; (2) industry models with objective inputs; or (3) by using a benchmark arrived at by comparing prior-day dealer quotes with the corresponding change in the underlying security or index. Exchange traded options will be valued using the last reported sale. If no last sale is reported, exchange traded options will be valued using an industry accepted model such as “Black Scholes.” Options on currencies purchased by the Fund are valued using industry models with objective inputs at their last bid price in the case of listed options or at the average of the last bid prices obtained from dealers in the case of over-the-counter options.

Fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1”, inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and unobservable inputs, including the sub-adviser’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3”. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included following the Summary Portfolio of Investments.

For the six months ended August 31, 2011, there have been no significant changes to the fair valuation methodologies.

B. Security Transactions and Revenue Recognition. Security transactions are recorded on the trade date. Realized gains or losses on sales of investments are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Premium amortization and discount accretion are determined using the effective yield method. Dividend income is recorded on the ex-dividend date, or in the case of some foreign dividends, when the information becomes available to the Fund.

C. Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)	Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)	Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

D. Distributions to Shareholders. The Fund intends to make monthly distributions from its cash available for distribution, which consists of the Fund’s dividends and interest income after payment of Fund expenses, net option premiums and net realized and unrealized gains on investments. At least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions are recorded on the ex-dividend date. Distributions are determined annually in accordance with federal tax principles, which may differ from U.S. generally accepted accounting principles for investment companies.

The tax treatment and characterization of the Fund’s distributions may vary significantly from time to time depending on whether the Fund has gains or losses on the call options written on its portfolio versus gains or losses on the equity securities in the portfolio. Each month, the Fund will provide disclosures with distribution payments made that estimate the percentages of that distribution that represent net investment income, other income or capital gains, and return of capital, if any. The final composition of the tax characteristics of the distributions cannot be determined with certainty until after the end of the Fund’s tax year, and will be reported to shareholders at that time. A significant portion of the Fund’s distributions may constitute a return of capital. The amount of monthly distributions will vary, depending on a number of factors. As portfolio and market conditions change, the rate of dividends on the common shares will change. There can be no assurance that the Fund will, be able to declare a dividend in each period.

E. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination.

F. Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

G. Risk Exposures and the use of Derivative Instruments. The Fund’s investment objectives permit the Fund to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts and purchased and written options. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to market risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of its investment objectives, the Fund may seek to use derivatives to increase or decrease their exposure to the following market risk factors:

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer durations, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter durations.

Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

The use of these strategies involves certain special risks, including a possible imperfect correlation, or even no correlation, between price movements of derivative instruments and price movements of related investments. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in related investments or otherwise, due to the possible inability of the Fund to purchase or sell a portfolio security at a time that otherwise would be favorable or the possible need to sell a portfolio security at a disadvantageous time because the Fund is required to maintain asset coverage or offsetting positions in connection with transactions in derivative instruments. Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Fund.

Associated risks are not the risks that the Fund is attempting to increase or decrease exposure to, per its investment objectives, but are the additional risks from investing in derivatives. Examples of these associated risks are liquidity risk, which is the risk that the Fund will not be able to sell the derivative in the open market in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. Associated risks can be different for each type of derivative and are discussed by each derivative type in the following notes.

Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Fund. The Fund’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Fund intends to enter into financial transactions with counterparties that it believes to be creditworthy at the time of the transaction. To reduce this risk, the Fund generally enters into master netting arrangements, established within the Fund’s International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter (“OTC”) derivative and forward foreign currency contracts, entered into by the Fund and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.

The Fund may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to the Fund is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.

The Fund’s maximum risk of loss from counterparty credit risk on OTC derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For purchased OTC options, the Fund bears the risk of loss in the amount

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

of the premiums paid and the change in market value of the options should the counterparty not perform under the contracts. The Fund did not enter into any purchased OTC options during the six months ended August 31, 2011.

The Fund’s master agreements with derivative counterparties have credit related contingent features that if triggered would allow its derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Fund. Credit related contingent features are established between the Fund and its derivatives counterparties to reduce the risk that the Fund will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in the Fund’s net assets and or a percentage decrease in the Fund’s NAV, which could cause the Fund to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Fund’s Master Agreements.

Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. As of August 31, 2011, the total value of written OTC call options subject to Master Agreements in a net liability position was $1,064,475. If a contingent feature had been triggered, the Fund could have been required to pay this amount in cash to its counterparties. The Fund did not hold or post collateral for its open written OTC call options at period end.

H. Forward Foreign Currency Contracts. The Fund may enter into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a currency forward contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the Fund’s net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the statement of assets and liabilities. Realized and unrealized gains and losses on forward foreign currency contracts are included on the Statement of Operations. These instruments involve market and/or credit risk in excess of the amount recognized in the statement of assets and liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

I. Options Contracts. The Fund may purchase put and call options and may write (sell) put options and covered call options. The premium received by the Fund upon the writing of a put or call option is included in the Statement of Assets and Liabilities as a liability which is subsequently marked-to-market until it is exercised or closed, or it expires. The Fund will realize a gain or loss upon the expiration or closing of the option contract. When an option is exercised, the proceeds on sales of the underlying security for a written call option or purchased put option or the purchase cost of the security for a written put option or a purchased call option is adjusted by the amount of premium received or paid. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. Risks may also arise from an illiquid secondary market or from the inability of counterparties to meet the terms of the contract.

The Fund seeks to generate gains from the OTC call options writing strategy over a market cycle to supplement the dividend yield of its underlying portfolio of high dividend yield equity securities. Please refer to Note 7 for the volume of written OTC call option activity during the six months ended August 31, 2011.

J. Indemnifications. In the normal course of business, the Fund may enter into contracts that provide certain indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES

ING Investments, LLC (“ING Investments” or the “Investment Advisor”), an Arizona limited liability company, is the Investment Adviser of the Fund. The Fund pays the Investment Adviser for its services under the investment management agreement (“Management Agreement”), a fee, payable monthly, based on an annual rate of 1.00% of the Fund’s average daily

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 3 — INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES (continued)

managed assets. For the purposes of the Management Agreement, managed assets are defined as the Fund’s average daily gross asset value, minus the sum of the Fund’s accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Fund and the liquidation preference of any outstanding preferred shares). As of August 31, 2011, there were no preferred shares outstanding.

The Investment Adviser entered into a sub-advisory agreement (a “Sub-Advisory Agreement”) with ING Investment Management Co. (“ING IM”). ING IM has in turn entered into sub-sub-advisory agreements (each are “Sub-Sub-Advisory Agreement” and collectively, the “Sub-Sub-Advisory Agreements”) with each of ING Investment Management Asia/Pacific (Hong Kong) Limited (“ING IM Asia/Pacific”) and ING Investment Management Advisors B.V. (“IIMA”). Subject to policies as the Board or the Investment Adviser might determine, ING IM, ING IM Asia/Pacific and IIMA manage the Fund’s assets in accordance with the Fund’s investment objectives, policies and limitations.

ING Funds Services, LLC (the “Administrator”) serves as Administrator to the Fund. The Fund pays the Administrator for its services a fee based on an annual rate of 0.10% of the Fund’s average daily managed assets. The Investment Adviser, ING IM, ING IM Asia/Pacific, IIMA, and the Administrator are indirect, wholly-owned subsidiaries of ING Groep N.V. (“ING Groep”). ING Groep is a global financial institution of Dutch origin offering banking, investments, life insurance and retirement services.

ING Groep has adopted a formal restructuring plan that was approved by the European Commission in November 2009 under which the ING life insurance businesses, including the retirement services and investment management businesses, which include the Investment Adviser and its affiliates, would be separated from ING Groep by the end of 2013. To achieve this goal, ING Groep announced in November 2010 that it plans to pursue two separate initial public offerings: one a U.S. focused offering that would include U.S. based insurance, retirement services, and investment management operations; and the other a European based offering for European and Asian based insurance and investment management operations. There can be no assurance that the restructuring plan will be carried out through two offerings or at all.

The restructuring plan and the uncertainty about its implementation, whether implemented through the planned public offerings or through other means, in whole or in part, may be disruptive to the businesses of ING entities, including the ING entities that service the Fund, and may cause, among other things, interruption or reduction of business and services, diversion of management’s attention from day-to day operations, and loss of key employees or customers. A failure to complete the offerings or other means of implementation on favorable terms could have a material adverse impact on the operations of the businesses subject to the restructuring plan. The restructuring plan may result in the Investment Adviser’s loss of access to services and resources of ING Groep, which could adversely affect its businesses and profitability. In addition, the divestment of ING businesses, including the Investment Adviser, may potentially be deemed a “change of control” of each entity. A change of control would result in the termination of the Fund’s advisory and sub-advisory agreements, which would trigger the necessity for new agreements that would require approval of the board, and may trigger the need for shareholder approval. Currently, the Investment Adviser does not anticipate that the restructuring will have a material adverse impact on the Fund or its operations and administration.

NOTE 4 — OTHER TRANSACTIONS WITH AFFILIATED AND RELATED PARTIES

As of August 31, 2011, the Fund had the following amounts recorded as payable to affiliates on the accompanying Statement of Assets and Liabilities:

Accrued Investment Management Fees	Accrued Administrative Fees	Total
$54,720	$6,757	$61,477

The Fund has adopted a Deferred Compensation Plan (the “Plan”), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various “notional” funds advised by ING Investments until distribution in accordance with the Plan.

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 5 — PURCHASES AND SALES OF INVESTMENT SECURITIES

The cost of purchases and proceeds from sales of investments for the six months ended August 31, 2011, excluding short-term securities, were $42,754,650 and $42,727,232, respectively.

NOTE 6 — EXPENSE LIMITATIONS

The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the Fund under which it will limit the expenses of the Fund, excluding interest, taxes, leverage expenses, and extraordinary expenses to 1.25% of average daily managed assets. The Investment Adviser may at a later date recoup from the Fund fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such reimbursement, the Fund’s expense ratio does not exceed the percentage described above. The Expense Limitation Agreement is contractual and shall renew automatically for one-year terms unless ING Investments or the Fund provides written notice of the termination within 90 days of the end of the then current term or upon written termination of the Management Agreement.

As of August 31, 2011, the amount of waived and reimbursed fees that are subject to recoupment by the Investment Adviser, and the related expiration dates are as follows:

August 31,
2012	2013	2014	Total
$196,554	$115,761	$111,392	$423,707

NOTE 7 — TRANSACTIONS IN WRITTEN OPTIONS

Transactions in written OTC call options on indices were as follows:

	Number of Contracts	Premiums Received
Balance at 02/28/11	12,713,850	$565,292
Options Written	74,180,500	4,153,850
Options Expired	(49,154,000)	(2,433,020)
Options Exercised	—	—
Options Terminated in Closing Purchase Transactions	(24,727,150)	(1,250,921)

Balance at 08/31/11	13,013,200	$1,035,201

NOTE 8 — CONCENTRATION OF INVESTMENT RISKS

All mutual funds involve risk — some more than others — and there is always the chance that you could lose money or not earn as much as you hope. The

Fund’s risk profile is largely a factor of the principal securities in which it invests and investment techniques that it uses. For more information regarding the types of securities and investment techniques that may be used by the Fund and its corresponding risks, see the Fund’s most recent Prospectus and/or the Statement of Additional Information.

Foreign Securities and Emerging Markets. The Fund makes significant investments in foreign securities and securities issued by companies located in countries with emerging markets. Investments in foreign securities may entail risks not present in domestic investments. Since investments in securities are denominated in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, as well as from movements in currency, security value and interest rate, all of which could affect the market and/or credit risk of the investments. The risks of investing in foreign securities can be intensified in the case of investments in issuers located in countries with emerging markets.

Leverage. Although the Fund has no current intention to do so, the Fund is authorized to utilize leverage through the issuance of preferred shares and/or borrowings, including the issuance of debt securities. In the event that the Fund determines in the future to utilize investment leverage, there can be no assurance that such a leveraging strategy will be successful during any period in which it is employed.

NOTE 9 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Reinvestment of distributions	Net increase in shares outstanding	Reinvestment of distributions	Net increase
Year or period ended	#	#	($)	($)
08-31-11	34,790	34,790	376,084	376,084
02-28-11	93,517	93,517	1,026,997	1,026,997

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 10 — FEDERAL INCOME TAXES (continued)

differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, income from passive foreign investment companies (PFICs), and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

The following estimated permanent tax differences have been reclassified as of the Fund’s semi-annual period ended August 31, 2011:

Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gains / (Losses)
$(3,959,362)	$3,869,716	$89,646

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Under certain conditions, federal tax regulations may also cause some or all of the return of capital to be taxed as ordinary income.

The tax composition of dividends and distributions in the current period will not be determined until after the Fund’s tax year-end of December 31, 2011. The tax composition of dividends and distributions as of the Fund’s most recent tax year-ends was as follows:

Tax Year Ended December 31, 2010
Ordinary Income
$10,037,074

The tax-basis components of distributable earnings and the expiration dates of the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of the tax year ended December 31, 2010 were:

Unrealized Appreciation	Post-October Currency Loss Deferred	Capital Loss Carryforwards	Expiration Date
$3,834,476	$(29,946)	$(5,745,944)	2016
		(29,731,444)	2017

		$(35,477,388)

The Fund’s major tax jurisdictions are federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is the Fund’s initial tax year of 2007.

As of August 31, 2011, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Fund. In general, the provisions of the Act will be effective for the Fund’s tax year ending December 31, 2011. Although the Act provides several benefits, including the unlimited carryforward of future capital losses, there may be a greater likelihood that all or a portion of the Fund’s pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards. Relevant information regarding the impact of the Act on the Fund, if any, will be contained within the Federal Income Taxes section of the notes to financial statements for the fiscal year ending February 29, 2012.

NOTE 11 — OTHER ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and the International Financial Reporting Standards (“IFRSs”). The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. As of August 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

NOTE 12 — SUBSEQUENT EVENTS

Dividends: Subsequent to August 31, 2011, the Fund made distributions of:

Per Share Amount	Declaration Date	Payable Date	Record Date
$0.092	8/15/2011	9/15/2011	9/6/2011
$0.092	9/15/2011	10/17/2011	10/5/2011

Each month, the Fund will provide disclosures with distribution payments made that estimate the

NOTES TO FINANCIAL STATEMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

NOTE 12 — SUBSEQUENT EVENTS (continued)

percentages of that distribution that represent net investment income, capital gains, and return of capital, if any. A significant portion of the monthly distribution payments made by the Fund may constitute a return of capital.

The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: 98.3%
	Australia: 11.5%
22,909	Australia & New Zealand Banking Group Ltd.	$499,173	0.6
32,280	BHP Billiton Ltd.	1,373,372	1.7
13,765	Commonwealth Bank of Australia	712,531	0.9
22,542	National Australia Bank Ltd.	574,968	0.7
16,006	Wesfarmers Ltd.	527,718	0.7
30,530	Westpac Banking Corp.	676,123	0.8
891,193	Other Securities	4,983,483	6.1
		9,347,368	11.5
	Belgium: 0.4%
7,378	Other Securities	332,812	0.4

	Bermuda: 0.2%
15,714	Other Securities	126,637	0.2

	Brazil: 0.9%
28,932	CPFL Energia SA ADR	764,673	0.9

	Canada: 0.9%
9,300	Canadian Imperial Bank of Commerce	724,470	0.9

	China: 7.9%
70,500	China Mobile Ltd.	720,201	0.9
7,772,680	Other Securities	5,700,788	7.0
		6,420,989	7.9
	Cyprus: 0.4%
40,099	Other Securities	292,453	0.4

	Denmark: 0.4%
12,041	Other Securities	359,217	0.4

	Finland: 0.5%
58,097	Other Securities	373,694	0.5

	France: 8.0%
30,369	AXA S.A.	487,425	0.6
13,754	Bouygues S.A.	527,246	0.6
18,381	Carrefour S.A.	489,546	0.6
13,367	Sanofi-Aventis	974,823	1.2
15,555	Total S.A.	759,632	0.9
29,420	Veolia Environnement	488,561	0.6
10,367	Vinci S.A.	540,933	0.7
22,179	Vivendi	539,264	0.7
38,571	Other Securities	1,695,356	2.1
		6,502,786	8.0

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Germany: 4.5%
31,075	Deutsche Post AG	$474,266	0.6
43,025	E.ON AG	939,586	1.1
3,764	Muenchener Rueckversicherungs AG	491,026	0.6
40,585	Other Securities	1,780,024	2.2
		3,684,902	4.5

	Hong Kong: 3.6%
929,210	Other Securities	2,947,011	3.6

	India: 2.9%
299,197	Other Securities	2,348,464	2.9

	Indonesia: 1.3%
1,398,500	Other Securities	1,094,568	1.3

	Ireland: 0.5%
22,227	Other Securities	393,634	0.5

	Italy: 1.5%
37,864	ENI S.p.A.	761,300	1.0
35,388	Other Securities	432,660	0.5
		1,193,960	1.5
	Luxembourg: 0.5%
19,839	Other Securities	436,404	0.5

	Malaysia: 1.6%
852,877	Other Securities	1,292,715	1.6

	Netherlands: 3.5%
9,512	Akzo Nobel NV	483,775	0.6
50,807	Koninklijke KPN NV	718,517	0.9
21,722	Royal Dutch Shell PLC - Class B	730,998	0.9
24,313	Koninklijke Philips Electronics NV	514,276	0.6
72,907	Other Securities	424,749	0.5
		2,872,315	3.5
	New Zealand: 0.3%
70,080	Other Securities	233,464	0.3

	Norway: 0.4%
8,265	Other Securities	294,499	0.4

	Philippines: 0.3%
3,775	Other Securities	211,346	0.3

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	Portugal: 1.0%
174,140	Other Securities	$835,407	1.0

	Singapore: 2.2%
297,100	Other Securities	1,781,248	2.2

	South Korea: 6.5%
1,400	Samsung Electronics Co., Ltd.	983,142	1.2
121,489	Other Securities	4,258,132	5.3
		5,241,274	6.5
	Spain: 1.4%
82,750	Other Securities	1,099,667	1.4

	Sweden: 1.6%
44,555	Svenska Cellulosa AB - B Shares	599,820	0.8

60,206	Other Securities	670,109	0.8
		1,269,929	1.6
	Switzerland: 5.8%
8,082	Nestle S.A.	500,071	0.6
17,756	Novartis AG	1,036,046	1.3
5,795	Roche Holding AG - Genusschein	1,013,337	1.3
2,271	Zurich Financial Services AG	511,638	0.6
95,450	Other Securities	1,609,975	2.0
		4,671,067	5.8
	Taiwan: 4.9%
316,301	Taiwan Semiconductor Manufacturing Co., Ltd.	758,546	0.9
3,042,465	Other Securities	3,260,746	4.0
		4,019,292	4.9
	Thailand: 0.9%
367,000	Other Securities	733,575	0.9

	Turkey: 0.7%
30,604	Tupras Turkiye Petrol Rafine	586,480	0.7

	United Kingdom: 13.7%
20,134	AstraZeneca PLC	953,371	1.2
14,137	BHP Billiton PLC	481,163	0.6
43,691	GlaxoSmithKline PLC	930,153	1.1
142,169	HSBC Holdings PLC	1,238,293	1.5
23,299	Imperial Tobacco Group PLC	770,757	1.0

Shares		Value	Percentage of Net Assets

COMMON STOCK: (continued)
	United Kingdom: (continued)
96,945	Reed Elsevier PLC	$791,040	1.0
252,569	Royal & Sun Alliance Insurance Group	470,127	0.6
24,783	Scottish & Southern Energy PLC	521,944	0.6
14,015	Unilever PLC	470,280	0.6
343,735	Vodafone Group PLC	902,047	1.1
784,745	Other Securities	3,591,006	4.4
		11,120,181	13.7
	United States: 7.6%
32,100	Altria Group, Inc.	872,799	1.1
9,000	Chevron Corp.	890,190	1.1
16,000	Honeywell International, Inc.	764,960	0.9
13,300	Kimberly-Clark Corp.	919,828	1.1
43,300	Pfizer, Inc.	821,834	1.0
21,500	Southern Copper Corp.	726,055	0.9
20,687	Teekay LNG Partners L.P.	697,359	0.9
21,700	Other Securities	440,727	0.6
		6,133,752	7.6
	Total Common Stock (Cost $85,656,372)	79,740,253	98.3

EXCHANGE-TRADED FUNDS: 0.7%
13,851	Other Securities	583,900	0.7
	Total Exchange-Traded Funds (Cost $597,964)	583,900	0.7

RIGHTS: 0.0%
	Taiwan: 0.0%
24,363	Other Securities	1,550	0.0
	Total Rights (Cost $—)	1,550	0.0

	Total Investments in Securities (Cost $86,254,336)*	$80,325,703	99.0
	Assets in Excess of Other Liabilities	824,394	1.0

	Net Assets	$81,150,097	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of August 31, 2011.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

ADR	American Depositary Receipt
*	Cost for federal income tax purposes is $87,102,669.

Net unrealized depreciation consists of:
Gross Unrealized Appreciation	$5,177,321
Gross Unrealized Depreciation	(11,954,287)

Net Unrealized depreciation	$(6,776,966)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	4.8%
Consumer Staples	9.4%
Energy	10.4%
Financials	24.0%
Health Care	9.0%
Industrials	10.1%
Information Technology	8.1%
Materials	10.7%
Telecommunications	7.0%
Utilities	5.5%
Assets in Excess of Other Liabilities	1.0%

Net Assets	100.0%

Fair Value Measurements^

The following is a summary of the fair valuations according to the inputs used as of August 31, 2011 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
Asset Table
Investments, at value
Common Stock
Australia	$—	$9,347,368	$—	$9,347,368
Belgium	—	332,812	—	332,812
Bermuda	—	126,637	—	126,637
Brazil	764,673	—	—	764,673
Canada	724,470	—	—	724,470
China	—	6,420,989	—	6,420,989
Cyprus	—	292,453	—	292,453
Denmark	—	359,217	—	359,217
Finland	—	373,694	—	373,694
France	—	6,502,786	—	6,502,786
Germany	396,629	3,288,273	—	3,684,902
Hong Kong	—	2,947,011	—	2,947,011
India	182,223	2,166,241	—	2,348,464
Indonesia	—	1,094,568	—	1,094,568
Ireland	—	393,634	—	393,634
Italy	—	1,193,960	—	1,193,960
Luxembourg	—	436,404	—	436,404
Malaysia	—	1,292,715	—	1,292,715
Netherlands	—	2,872,315	—	2,872,315
New Zealand	112,268	121,196	—	233,464
Norway	—	294,499	—	294,499
Philippines	—	211,346	—	211,346
Portugal	—	835,407	—	835,407
Singapore	—	1,781,248	—	1,781,248
South Korea	198,463	5,042,811	—	5,241,274
Spain	—	1,099,667	—	1,099,667
Sweden	—	1,269,929	—	1,269,929
Switzerland	—	4,671,067	—	4,671,067
Taiwan	—	4,019,292	—	4,019,292
Thailand	—	733,575	—	733,575
Turkey	—	586,480	—	586,480

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at 8/31/2011
United Kingdom	$363,125	$10,757,056	$—	$11,120,181
United States	6,133,752	—	—	6,133,752

Total Common Stock	8,875,603	70,864,650	—	79,740,253

Exchange-Traded Funds	583,900	—	—	583,900
Rights	—	1,550	—	1,550

Total Investments, at value	$9,459,503	$70,866,200	$—	$80,325,703

Liabilities Table
Other Financial Instruments+
Written Options	$—	$(1,064,475)	$—	$(1,064,475)

Total Liabilities	$—	$(1,064,475)	$—	$(1,064,475)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund’s assets and liabilities during the period ended August 31, 2011:

	Beginning Balance 2/28/2011	Purchases	Sales	Accrued Discounts/ (Premiums)	Total Realized Gain/(Loss)	Total Unrealized Appreciation/ (Depreciation)	Transfers Into Level 3	Transfers Out of Level 3	Ending Balance 8/31/2011
Asset Table
Investments, at value
Common Stock	$74,934	$—	$(67,910)	$—	$(7,024)	$—	$—	$—	$—

Total Investments, at value	$74,934	$—	$(67,910)	$—	$(7,024)	$—	$—	$—	$—

As of August 31, 2011, total change in unrealized gain (loss) on Level 3 securities still held at period end and included in the change in net assets

^	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.
+	Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are valued at the unrealized gain (loss) on the instrument. Swaps and written options are valued at the fair value of the instrument.
#	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Portfolio’s investments are categorized as Level 2 investments.

There were no significant transfers between Level 1 and 2 during the period ended August 31, 2011.

ING International High Dividend Equity Income Fund Written OTC Options on August 31, 2011

# of Contracts	Counterparty	Description	Exercise Price		Expiration Date	Premiums Received	Fair Value
Options on Indices
1,000	Royal Bank of Scotland Group PLC	Call on S&P/ASX 200 Index	4,161.830	AUD	09/08/11	$139,033	$(160,730)
2,000	Morgan Stanley	Call on Dow Jones Euro Stoxx 50 Index	2,231.710	EUR	09/08/11	274,052	(256,570)
1,100	Morgan Stanley	Call on FTSE 100 Index	5,181.780	GBP	09/08/11	318,303	(415,416)
1,300	Morgan Stanley	Call on Hang Seng Index	19,807.357	HKD	09/08/11	125,921	(133,518)
13,000,000	Goldman Sachs & Co.	Call on KOSPI 200 Index	238.731	KRW	09/08/11	121,966	(78,911)
7,800	Royal Bank of Scotland Group PLC	Call on TAIEX Index	7,822.660	TWD	09/08/11	55,926	(19,330)

		Total Written OTC Options				$1,035,201	$(1,064,475)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME FUND	SUMMARY PORTFOLIO OF INVESTMENTS AS OF AUGUST 31, 2011 (UNAUDITED) (CONTINUED)

The fair value of derivative instruments as of August 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Liability Derivatives
Equity contracts	Written options, at fair value	$1,064,475

Total Liability Derivatives		$1,064,475

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended August 31, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Written options
Equity contracts	$1,579,425

Total	$1,579,425

Derivatives not accounted for as hedging instruments	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Written options
Equity contracts	$(273,260)

Total	$(273,260)

Supplemental Option Information (Unaudited)

Supplemental Call Option Statistics as of August 31, 2011
% of Total Net Assets against which calls written	35.68%
Average Days to Expiration at time written	27 days
Average Call Moneyness* at time written	ATM
Premium received for calls	$1,035,201
Value of calls	$(1,064,475)

*	“Moneyness” is the term used to describe the relationship between the price of the underlying asset and the option’s exercise or strike price. For example, a call (buy) option is considered “in-the-money” when the value of the underlying asset exceeds the strike price. Conversely, a put (sell) option is considered “in-the-money” when its strike price exceeds the value of the underlying asset. Options are characterized for the purpose of Moneyness as, “in-the-money” (“ITM”), “out-of-the-money” (“OTM”) or “at-the-money” (“ATM”), where the underlying asset value equals the strike price.

See Accompanying Notes to Financial Statements

SHAREHOLDER MEETING INFORMATION (UNAUDITED)

A special meeting of shareholders of the ING International High Dividend Equity Income Fund was held June 30, 2011, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Scottsdale, AZ 85258.

Proposal:

1	To elect four members of the Board of Trustees to represent the interests of the holders of Common Shares of the Fund, with all four individuals to serve as Class I Trustees, for a term of three-years, and until the election and qualification of their successors.

	Proposal*	Shares voted for	Shares voted against or withheld	Shares abstained	Total Shares Voted
Class I Trustees	J. Michael Earley	6,996,602.095	373,383.947		7,369,986.042
	Patrick W. Kenny	6,996,042.359	373,943.683		7,369,986.042
	Shaun P. Mathews	7,122,005.883	247,980.159		7,369,986.042
	Roger B. Vincent	7,122,781.769	247,204.273		7,369,986.042

*	Proposal Passed

ADDITIONAL INFORMATION (UNAUDITED)

During the period, there were no material changes in the Fund’s investment objective or policies that were not approved by the shareholders or the Fund’s charter or by-laws or in the principal risk factors associated with investment in the Fund.

Dividend Reinvestment Plan

Unless the registered owner of Common Shares elects to receive cash by contacting BNY (the “Plan Agent”), all dividends declared on Common Shares of the Fund will be automatically reinvested by the Plan Agent for shareholders in additional Common Shares of the Fund through the Fund’s Dividend Reinvestment Plan (the “Plan”). Shareholders who elect not to participate in the Plan will receive all dividends and other distributions in cash paid by check mailed directly to the shareholder of record (or, if the Common Shares are held in street or other nominee name, then to such nominee) by the Plan Agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Agent prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution. Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional Common Shares of the Fund for you. If you wish for all dividends declared on your Common Shares of the Fund to be automatically reinvested pursuant to the Plan, please contact your broker.

The Plan Agent will open an account for each Common Shareholder under the Plan in the same name in which such Common Shareholder’s Common Shares are registered. Whenever the Fund declares a dividend or other distribution (together, a “Dividend”) payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in Common Shares. The Common Shares will be acquired by the Plan Agent for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional unissued but authorized Common Shares from the Fund (“Newly Issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“Open-Market Purchases”) on the NYSE or elsewhere. Open-market purchases and sales are usually made through a broker affiliated with the Plan Agent.

If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per Common Share is equal to or greater than the net asset value per Common Share, the Plan Agent will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants. The number of Newly Issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the Dividend by the net asset value per Common Share on the payment date; provided that, if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per Common Share on the payment date. If, on the payment date for any Dividend, the net asset value per Common Share is greater than the closing market value plus estimated brokerage commissions, the Plan Agent will invest the Dividend amount in Common Shares acquired on behalf of the participants in Open-Market Purchases. In the event of a market discount on the payment date for any Dividend, the Plan Agent will have until the last business day before the next date on which the Common Shares trade on an “ex-dividend” basis or 30 days after the payment date for such Dividend, whichever is sooner (the “Last Purchase Date”), to invest the Dividend amount in Common Shares acquired in Open-Market Purchases.

The Fund pays monthly Dividends. Therefore, the period during which Open-Market Purchases can be made will exist only from the payment date of each Dividend through the date before the next “ex-dividend” date, which typically will be approximately ten days.

If, before the Plan Agent has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Administrator may exceed the net asset value of the Common Shares, resulting in the acquisition of fewer Common Shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date. Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Agent is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making Open-Market Purchases and will invest the un-invested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per Common Share, the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Agent maintains all shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records. Common Shares in the account of each Plan participant will be

ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)

held by the Plan Agent on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

In the case of shareholders such as banks, brokers or nominees which hold shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges with respect to Common Shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases. The automatic reinvestment of Dividends will not relieve participants of any federal, state or local income tax that may be payable (or required to be withheld) on such Dividends. Participants that request a partial or full sale of shares through the Plan Agent are subject to a $15.00 sales fee and a $0.10 per share brokerage commission on purchases or sales, and may be subject to certain other service charges.

The Fund reserves the right to amend or terminate the Plan. There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All questions concerning the Plan should be directed to the Fund’s Shareholder Service Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDER 2011 DISTRIBUTIONS:

Declaration Date	Ex Date	Payable Date
January 18, 2011	February 1, 2011	February 15, 2011
February 15, 2011	March 1, 2011	March 15, 2011
March 15, 2011	April 1, 2011	April 15, 2011
April 15, 2011	May 2, 2011	May 16, 2011
May 16, 2011	June 1, 2011	June 15, 2011

Declaration Date	Ex Date	Payable Date
June 15, 2011	July 1, 2011	July 15, 2011
July 15, 2011	August 1, 2011	August 15, 2011
August 15, 2011	September 1, 2011	September 15, 2011
September 15, 2011	October 3, 2011	October 17, 2011
October 17, 2011	November 1, 2011	November 15, 2011
November 15, 2011	December 1, 2011	December 15, 2011
December 15, 2011	December 28, 2011	January 16, 2012

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

Stock Data

The Fund’s common shares are traded on the NYSE (Symbol: IID).

Repurchase of Securities by Closed-End Companies

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Fund may from time to time purchase shares of beneficial interest of the Fund in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

Number of Shareholders

The approximate number of record holders of Common Stock as of August 31, 2011 was 7,044, which does not include beneficial owners of shares held in the name of brokers of other nominees.

Certifications

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Fund’s CEO submitted the Annual CEO Certification on July 29, 2011 certifying that he was not aware, as of that date, of any violation by the Fund of the NYSE’s Corporate governance listing standards. In addition, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Fund’s principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Fund’s disclosure controls and procedures and internal controls over financial reporting.

Investment Adviser

ING Investments, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Administrator

ING Funds Services, LLC

7337 East Doubletree Ranch Road, Suite 100

Scottsdale, Arizona 85258

Transfer Agent

BNY Mellon Shareowner Services

480 Washington Boulevard

Jersey City, NJ 07310-1900

Custodian

The Bank of New York Mellon

One Wall Street

New York, New York 10286

Legal Counsel

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800) 992-0180

SAR-UIID	(0811-102611)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee Of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.3%
	Australia: 11.5%
72,075	Alumina Ltd.	$137,418	0.2
38,078	Amcor Ltd.	274,709	0.3
22,909	Australia & New Zealand Banking Group Ltd.	499,173	0.6
32,280	BHP Billiton Ltd.	1,373,372	1.7
16,428	Brambles Ltd.	118,816	0.1
13,765	Commonwealth Bank of Australia	712,531	0.9
17,494	Computershare Ltd.	145,455	0.2
6,097	CSL Ltd.	183,827	0.2
52,723	Foster’s Group Ltd.	282,061	0.3
10,551	Iluka Resources Ltd.	187,217	0.2
71,349	Insurance Australia Group	232,401	0.3
3,922	Macquarie Group Ltd.	109,115	0.1
51,906	Metcash Ltd.	225,836	0.3
114,892	Mirvac Group	148,599	0.2
22,542	National Australia Bank Ltd.	574,968	0.7
3,998	Newcrest Mining Ltd.	172,026	0.2
97,912	OneSteel Ltd.	158,231	0.2
10,766	OZ Minerals Ltd.	136,995	0.2
20,986	QBE Insurance Group Ltd.	317,728	0.4
4,045	Rio Tinto Ltd.	316,343	0.4
7,998	Sonic Healthcare Ltd.	100,656	0.1
63,099	Stockland	202,458	0.3
25,192	Suncorp-Metway Ltd.	221,018	0.3
55,895	TABCORP Holdings Ltd.	168,977	0.2
83,494	Tattersall’s Ltd.	207,636	0.3
16,006	Wesfarmers Ltd.	527,718	0.7
43,955	Westfield Group	383,730	0.5
30,530	Westpac Banking Corp.	676,123	0.8
5,313	Woodside Petroleum Ltd.	200,812	0.2
13,025	Woolworths Ltd.	351,419	0.4
		9,347,368	11.5

	Belgium: 0.4%
7,378	Oriflame Cosmetics S.A.	332,812	0 .4

	Bermuda: 0.2%
15,714	Frontline Ltd.	126,637	0 .2

	Brazil: 0.9%
28,932	CPFL Energia SA ADR	764,673	0 .9

	Canada: 0.9%
9,300	Canadian Imperial Bank of Commerce	724,470	0 .9

	China: 7.9%
492,000	Agricultural Bank of China Ltd.	237,343	0.3
1,031,900	Bank of China Ltd.	427,995	0.5
316,600	Bank of Communications Co., Ltd.	236,218	0.3
74,500	BOC Hong Kong Holdings Ltd.	204,864	0.2

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	China: (continued)
192,000	China Agri-Industries Holdings Ltd.	$179,751	0.2
309,000	China Communications Construction Co., Ltd.	224,705	0.3
619,380	China Construction Bank	460,959	0.6
109,000	China Life Insurance Co., Ltd.	276,308	0.3
70,500	China Mobile Ltd.	720,201	0.9
336,000	China Petroleum & Chemical Corp.	331,473	0.4
400,000	China Railway Group Ltd.	115,478	0.1
109,000	China Shanshui Cement Group Ltd.	108,251	0.1
40,000	China Shenhua Energy Co., Ltd.	186,216	0.2
63,000	Citic Pacific Ltd.	127,893	0.2
200,000	CNOOC Ltd.	405,556	0.5
288,000	Country Garden Holdings Co. Ltd.	127,710	0.2
140,000	Guangzhou Automobile Group Co. Ltd.	152,255	0.2
138,400	Guangzhou R&F Properties Co., Ltd.	167,505	0.2
212,000	Huaneng Power International, Inc.	104,329	0.1
693,000	Industrial and Commercial Bank of China Ltd.	457,231	0.6
336,000	Lonking Holdings Ltd	137,026	0.2
332,000	PetroChina Co., Ltd.	423,825	0.5
874,000	Renhe Commercial Holdings Co. Ltd.	172,433	0.2
129,500	Shimao Property Holdings Ltd.	136,675	0.2
331,500	Sino-Ocean Land Holdings Ltd.	158,019	0.2
5,900	Tencent Holdings Ltd.	140,770	0.2
		6,420,989	7.9

	Cyprus: 0.4%
40,099	ProSafe SE	292,453	0.4

	Denmark: 0.4%
12,041	D/S Norden	359,217	0.4

	Finland: 0.5%
58,097	Nokia OYJ	373,694	0.5

	France: 8.0%
30,369	AXA S.A.	487,425	0.6
8,759	BNP Paribas	450,529	0.6
13,754	Bouygues S.A.	527,246	0.6
18,381	Carrefour S.A.	489,546	0.6
3,612	Cie Generale des Etablissements Michelin	264,333	0.3
14,821	Electricite de France SA	452,549	0.6
3,820	Neopost S.A.	274,827	0.3
13,367	Sanofi-Aventis	974,823	1.2
7,559	Societe Generale	253,118	0.3

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		France: (continued)
15,555		Total S.A.	$759,632	0.9
29,420		Veolia Environnement	488,561	0.6
10,367		Vinci S.A.	540,933	0.7
22,179		Vivendi	539,264	0.7
			6,502,786	8.0

		Germany: 4.5%
4,216		Allianz AG	433,698	0.5
15,094		Celesio AG	251,165	0.3
6,842	@	Deutsche Boerse AG	396,628	0.5
31,075		Deutsche Post AG	474,267	0.6
43,025		E.ON AG	939,586	1.1
8,970		Metro AG	394,921	0.5
3,764		Muenchener Rueckversicherungs AG	491,026	0.6
5,463		Wincor Nixdorf AG	303,611	0.4
			3,684,902	4.5

		Hong Kong: 3.6%
64,800		AIA Group Ltd.	228,086	0.3
10,000		ASM Pacific Technology Ltd.	103,401	0.1
98,000		Cathay Pacific Airways Ltd.	197,694	0.2
15,000		Cheung Kong Holdings Ltd.	211,411	0.3
40,000		CLP Holdings Ltd.	370,722	0.5
77,410		Esprit Holdings Ltd.	217,938	0.3
18,300		Hang Seng Bank Ltd.	270,350	0.3
8,700		Hong Kong Exchanges and Clearing Ltd.	163,138	0.2
35,000		HongKong Electric Holdings	271,820	0.3
23,000		Hutchison Whampoa Ltd.	221,042	0.3
230,000		Lee & Man Paper Manufacturing Ltd.	105,283	0.1
144,000		Li & Fung Ltd.	259,758	0.3
156,000		New World Development Ltd.	199,256	0.2
9,000		Sun Hung Kai Properties Ltd.	127,112	0.2
			2,947,011	3.6

		India: 2.9%
12,439		Bharat Petroleum Corp. Ltd	182,222	0.2
21,265		Cipla Ltd.	130,236	0.2
24,746		Hindustan Lever Ltd.	172,428	0.2
40,905	@	Housing Development & Infrastructure	91,337	0.1
5,144		ICICI Bank Ltd.	98,967	0.1
5,014		Infosys Technologies Ltd.	257,191	0.3
9,285		Jsw Steel Ltd.	137,391	0.2
3,982		Larsen & Toubro Ltd.	139,861	0.2
35,478		Oil & Natural Gas Corp., Ltd.	203,433	0.2
12,312		Reliance Industries Ltd.	210,536	0.3
74,071		Sterlite Industries India Ltd.	209,873	0.3
6,316		Tata Motors Ltd.	102,869	0.1

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		India: (continued)
19,969		Tata Steel Ltd.	$204,613	0.2
28,271		Wipro Ltd.	207,507	0.3
			2,348,464	2.9

		Indonesia: 1.3%
28,500		Astra International Tbk PT	228,614	0.3
301,000		Bank Rakyat Indonesia	240,941	0.3
332,000		Bumi Resources Tbk PT	102,584	0.1
308,000		International Nickel Indonesia Tbk PT	135,831	0.2
31,500		Indo Tambangraya Megah PT	164,639	0.2
289,500		Perusahaan Gas Negara PT	104,180	0.1
108,000		Semen Gresik Persero Tbk PT	117,779	0.1
			1,094,568	1.3

		Ireland: 0.5%
22,227		CRH PLC	393,634	0.5

		Italy: 1.5%
13,976		Altantia S.p.A.	225,195	0.3
37,864		ENI S.p.A.	761,300	0.9
21,412	@	Fiat Industrial SpA	207,465	0.3
			1,193,960	1.5

		Luxembourg: 0.5%
19,839		ArcelorMittal	436,404	0.5

		Malaysia: 1.6%
114,100		Berjaya Sports Toto BHD	161,825	0.2
139,777		IOI Corp. Bhd	213,373	0.3
53,600		Malayan Banking BHD	157,837	0.2
114,200		Maxis Bhd	204,195	0.3
43,100		Petronas Chemicals Group Bhd	91,095	0.1
32,000		Sime Darby Bhd	94,983	0.1
79,000		UMW Holdings Bhd	193,223	0.2
277,100		YTL Power International	176,184	0.2
			1,292,715	1.6

		Netherlands: 3.5%
9,512		Akzo Nobel NV	483,775	0.6
50,807		Koninklijke KPN NV	718,517	0.9
21,722		Royal Dutch Shell PLC - Class B	730,998	0.9
24,313		Koninklijke Philips Electronics NV	514,276	0.6
72,907		TNT NV	424,749	0.5
			2,872,315	3.5

		New Zealand: 0.3%
18,199		Fletcher Building Ltd.	121,196	0.2
51,881		Telecom Corp. of New Zealand Ltd.	112,268	0.1
			233,464	0.3

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Norway: 0.4%
8,265		Fred Olsen Energy ASA	$294,499	0.4

		Philippines: 0.3%
3,775		Philippine Long Distance Telephone Co.	211,346	0.3

		Portugal: 1.0%
124,614		Energias de Portugal S.A.	409,058	0.5
49,526		Portugal Telecom SGPS S.A.	426,349	0.5
			835,407	1.0

		Singapore: 2.2%
32,500		DBS Group Holdings Ltd.	357,707	0.4
36,600		Keppel Corp., Ltd.	282,677	0.4
24,000		Oversea-Chinese Banking Corp.	174,583	0.2
44,000		SembCorp Industries Ltd.	157,568	0.2
25,000		Singapore Airlines Ltd.	229,066	0.3
117,000		Singapore Telecommunications Ltd.	302,348	0.4
18,000		United Overseas Bank Ltd.	277,299	0.3
			1,781,248	2.2

		South Korea: 6.5%
11,810	@	BS Financial Group, Inc.	147,876	0.2
13,660	@	DGB Financial Group, Inc.	198,463	0.3
5,390		Doosan Infracore Co., Ltd.	111,093	0.1
391		Honam Petrochemical Corp.	131,947	0.2
596		Hyundai Heavy Industries	195,438	0.2
823		Hyundai Mobis	262,392	0.3
1,306		Hyundai Motor Co.	250,783	0.3
8,079		KB Financial Group, Inc.	335,129	0.4
2,695		Kia Motors Corp.	180,037	0.2
6,110		Korea Investment Holdings Co., Ltd.	223,267	0.3
6,230		KT Corp.	215,340	0.3
1,014		LG Chem Ltd.	362,662	0.4
4,079		LG Corp.	241,895	0.3
3,494		LG Electronics, Inc.	219,868	0.3
44,240		LG Telecom Ltd.	207,784	0.3
893		Posco	339,782	0.4
1,400		Samsung Electronics Co., Ltd.	983,142	1.2
8,824		Shinhan Financial Group Co., Ltd.	372,919	0.5
1,071		SK Energy Co. Ltd.	171,593	0.2
784		Yuhan Corp.	89,864	0.1
			5,241,274	6.5

		Spain: 1.4%
20,539		Acerinox S.A.	296,952	0.4

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Spain: (continued)
39,041	Banco Santander Central Hispano S.A.	$360,726	0.5
13,695	Indra Sistemas S.A.	245,004	0.3
9,475	Telefonica S.A.	196,985	0.2
		1,099,667	1.4

	Sweden: 1.6%
39,959	Telefonaktiebolaget LM Ericsson	448,446	0.6
20,247	Meda AB	221,663	0.3
44,555	Svenska Cellulosa AB - B Shares	599,820	0.7
		1,269,929	1.6

	Switzerland: 5.8%
10,678	Credit Suisse Group	306,199	0.4
10,651	Julius Baer Group Ltd.	437,120	0.5
3,861	Lonza Group AG	253,887	0.3
8,082	Nestle S.A.	500,071	0.6
24,272	Nobel Biocare Holding AG	307,752	0.4
17,756	Novartis AG	1,036,046	1.3
5,795	Roche Holding AG - Genusschein	1,013,337	1.3
45,988	STMicroelectronics NV	305,017	0.4
2,271	Zurich Financial Services AG	511,638	0.6
		4,671,067	5.8

	Taiwan: 4.9%
86,400	Cheng Shin Rubber Industry Co. Ltd.	202,112	0.3
3,080	Chicony Electronics Co. Ltd.	5,339	0.0
168,000	Coretronic Corp.	151,934	0.2
116,550	Eternal Chemical Co. Ltd.	103,825	0.1
285,000	Evergreen Marine Corp.	183,565	0.2
15,780	First Financial Holding Co., Ltd.	12,212	0.0
171,389	Fubon Financial Holding Co., Ltd.	245,742	0.3
105,771	Hon Hai Precision Industry Co., Ltd.	269,541	0.3
10,650	HTC Corp.	280,629	0.4
174,557	Lite-On Technology Corp.	190,383	0.2
280,500	Mega Financial Holdings Co., Ltd.	249,661	0.3
96,000	Pegatron Corp.	93,608	0.1
80,000	Powertech Technology, Inc.	193,892	0.3
79,000	Quanta Computer, Inc.	161,309	0.2
509,000	Shin Kong Financial Holding Co., Ltd.	181,196	0.2
56,000	Tripod Technology Corp.	190,094	0.2
316,301	Taiwan Semiconductor Manufacturing Co., Ltd.	758,546	0.9
7,100	TSRC Corp.	18,079	0.0
11,191	Wintek Corp.	9,740	0.0
106,044	Wistron Corp.	133,319	0.2

See Accompanying Notes to Financial Statements

ING INTERNATIONAL HIGH DIVIDEND EQUITY INCOME	PORTFOLIO OF INVESTMENTS
FUND	as of August 31, 2011 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Taiwan: (continued)
318,000	Yang Ming Marine Transport Corp.	$171,484	0.2
362,453	Yuanta Financial Holding Co., Ltd.	213,082	0.3
		4,019,292	4.9

	Thailand: 0.9%
23,000	Bangkok Bank PCL	125,549	0.2
162,800	Charoen Pokphand Foods PCL	171,172	0.2
21,400	PTT Chemical PCL	97,607	0.1
40,700	PTT Exploration & Production PCL	238,199	0.3
119,100	Thai Airways International PCL	101,048	0.1
		733,575	0.9

	Turkey: 0.7%
30,604	Tupras Turkiye Petrol Rafine	586,480	0 .7

	United Kingdom: 13.7%
19,521	Associated British Foods PLC	338,958	0.4
20,134	AstraZeneca PLC	953,371	1.2
51,486	Balfour Beatty PLC	208,534	0.3
14,137	BHP Billiton PLC	481,163	0.6
69,285	BP PLC	452,224	0.6
164,250	BT Group PLC	455,541	0.6
27,352	Charter International PLC	337,209	0.4
17,501	Eurasian Natural Resources Corp.	192,662	0.2
43,691	GlaxoSmithKline PLC	930,153	1.1
221,157	Hays PLC	270,218	0.3
142,169	HSBC Holdings PLC	1,238,293	1.5
23,299	Imperial Tobacco Group PLC	770,757	1.0
42,504	Inmarsat PLC	324,185	0.4
72,160	Playtech Ltd.	363,125	0.4
96,945	Reed Elsevier PLC	791,040	1.0
252,569	Royal & Sun Alliance Insurance Group	470,127	0.6
24,783	Scottish & Southern Energy PLC	521,944	0.6
55,179	Segro PLC	231,145	0.3
44,350	Tate & Lyle PLC	417,205	0.5
14,015	Unilever PLC	470,280	0.6
343,735	Vodafone Group PLC	902,047	1.1
		11,120,181	13.7

	United States: 7.6%
32,100	Altria Group, Inc.	872,799	1.1
9,000	Chevron Corp.	890,190	1.1
16,000	Honeywell International, Inc.	764,960	0.9
13,300	Kimberly-Clark Corp.	919,828	1.1
43,300	Pfizer, Inc.	821,834	1.0
21,700	Pitney Bowes, Inc.	440,727	0.6
21,500	Southern Copper Corp.	726,055	0.9

(EMPTY)(EMPTY)(EMPTY)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
		United States: (continued)
20,687	Teekay LNG Partners L.P.	$697,359	0.9
		6,133,752	7.6
	Total Common Stock (Cost $85,656,372)	79,740,253	98.3

EXCHANGE-TRADED FUNDS: 0.7%
7,757	iShares MSCI All Country Asia ex Japan Index Fund	435,633	0.5
6,094	iShares MSCI Australia Index Fund	148,267	0.2

	Total Exchange-Traded Funds (Cost $597,964)	583,900	0.7

RIGHTS: 0.0%
	Taiwan: 0.0%
24,363	First Financial Holding Co., Ltd.	1,550	0.0

	Total Rights (Cost $–)	1,550	0.0

	Total Investments in Securities (Cost $86,254,336)*	$80,325,703	99.0
	Assets in Excess of Other Liabilities	824,394	1.0

	Net Assets	$81,150,097	100.0

@	Non-income producing security

ADR	American Depositary Receipt

*	Cost for federal income tax purposes is $87,102,669.

	Net unrealized depreciation consists of:

	Gross Unrealized Appreciation	$5,177,321
	Gross Unrealized Depreciation	(11,954,287)

	Net Unrealized depreciation	$(6,776,966)

Sector Diversification	Percentage of Net Assets
Consumer Discretionary	4.8%
Consumer Staples	9.4
Energy	10.3
Financials	24.1
Health Care	9.0
Industrials	10.2
Information Technology	8.2
Materials	10.5
Telecommunications	7.0
Utilities	5.5
Assets in Excess of Other Liabilities	1.0

Net Assets	100 .0%

See Accompanying Notes to Financial Statements

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-end Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-end Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The Board has a Nominating Committee for the purpose of considering and presenting to the Board candidates it proposes for nomination to fill Independent Trustee vacancies on the Board. The Committee currently consists of all Independent Trustees of the Board. (6 individuals). The Nominating Committee operates pursuant to a Charter approved by the Board. The primary purpose of the Nominating Committee is to consider and present to the Board the candidates it proposes for nomination to fill vacancies on the Board. In evaluating candidates, the Nominating Committee may consider a variety of factors, but it has not at this time set any specific minimum qualifications that must be met. Specific qualifications of candidates for Board membership will be based on the needs of the Board at the time of nomination.

The Nominating Committee is willing to consider nominations received from shareholders and shall assess shareholder nominees in the same manner as it reviews its own nominees. A shareholder nominee for director should be submitted in writing to the Fund’s Secretary. Any such shareholder nomination should include at a minimum the following information as to each individual proposed for nomination as trustee: such individual’s written consent to be named in the proxy statement as a nominee (if nominated) and to serve as a trustee (if elected), and all information relating to such individual that is required to be disclosed in the solicitation of proxies for election of trustees, or is otherwise required, in each case under applicable federal securities laws, rules and regulations.

The secretary shall submit all nominations received in a timely manner to the Nominating Committee. To be timely, any such submission must be delivered to the Fund’s Secretary not earlier than the 90th day prior to such meeting and not later than the close of business on the later of the 60th day prior to such meeting or the 10th day following the day on which public announcement of the date of the meeting is first made, by either disclosure in a press release or in a document publicly filed by the Fund with the Securities and Exchange Commission.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING International High Dividend Equity Income Fund

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: November 3, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews President and Chief Executive Officer

Date: November 3, 2011

By	/s/ Todd Modic
Todd Modic Senior Vice President and Chief Financial Officer

Date: November 3, 2011